Common Stock Purchase Agreement (Details) (Common stock purchase agreement with Aspire Capital Fund, LLC, USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Oct. 24, 2011 Y
Common stock purchase agreement with Aspire Capital Fund, LLC
Common Stock Purchase Agreement
Maximum value of shares of common stock Aspire is committed to purchase		$ 20.0
Period over which shares of common stock are committed for issuance (in years)		3
Shares of common stock authorized for issuance		3,164,357
Shares of common stock issued as a commitment fee		378,788
Percentage of outstanding shares available for issuance		19.90%
Shares of common stock issued pursuant to Purchase Agreement excluding Commitment Shares	100,000
Shares of common stock issued pursuant to Purchase Agreement including Commitment Shares	478,788